Eaton Vance
Minnesota Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.9%
Security	Principal Amount (000's omitted)	Value
Education — 10.7%
Minneapolis, MN, (University Gateway):
5.00%, 12/1/36	$2,000	$ 2,333,639
5.00%, 12/1/45	2,500	2,697,578
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/48	2,750	2,900,682
5.00%, 3/1/53	1,250	1,311,232
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,010,982
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	45	42,163
4.00%, 10/1/50	1,275	1,163,840
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,821,656
5.00%, 10/1/41	1,635	1,748,019
5.00%, 10/1/47	2,665	2,722,702
5.00%, 10/1/49	1,500	1,544,423
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,168,810
University of Minnesota:
5.00%, 9/1/39	1,500	1,540,750
5.00%, 9/1/40	1,000	1,025,808
5.00%, 11/1/42	2,000	2,113,370
		$ 25,145,654
Electric Utilities — 8.9%
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	$350	$ 350,568
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,415,523
5.00%, 10/1/33	250	250,313
5.00%, 10/1/34	250	250,287
5.00%, 10/1/35	200	200,206
5.00%, 10/1/47	3,210	3,214,239
Northern Municipal Power Agency, MN:
5.00%, 1/1/26	375	376,167
5.00%, 1/1/27	640	654,992
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	3,660	3,713,690
Southern Minnesota Municipal Power Agency, 5.00%, 1/1/46	1,500	1,505,060
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	885	897,641
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	$1,250	$ 1,201,513
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	936,960
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	1,030,656
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	750	821,589
5.00%, 1/1/34	600	700,090
5.00%, 1/1/35	750	880,109
5.00%, 1/1/36	800	802,699
5.00%, 1/1/36	695	817,482
		$ 21,019,784
General Obligations — 37.5%
Apple Valley, MN, 4.00%, 12/15/44	$1,110	$ 1,098,469
Blue Earth County, MN, 5.00%, 12/1/36	1,415	1,649,714
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,008,917
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,437,298
Eden Prairie, MN:
5.00%, 2/1/39	1,360	1,557,656
5.00%, 2/1/40	1,425	1,607,408
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	780	789,966
Edina, MN, 4.00%, 2/1/46	1,065	1,066,362
Fergus Falls, MN, 5.00%, 2/1/38	1,290	1,449,625
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	1,285	1,315,149
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,050	2,040,380
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	1,650	1,658,926
Hennepin County, MN:
5.00%, 12/1/38	1,915	2,145,408
(SPA: TD Bank, N.A.), 3.15%, 12/1/38(1)	2,480	2,480,000
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	400	402,424
Lakeville, MN, 4.00%, 2/1/42	810	823,594
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/45	400	397,107
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/41	1,500	1,658,702
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	1,255	1,284,303
5.00%, 2/1/43	1,320	1,402,301
5.00%, 2/1/45	2,515	2,672,447

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis, MN:
3.00%, 12/1/43	$4,870	$ 4,187,740
5.00%, 12/1/40	3,770	4,105,616
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/44	2,910	2,928,508
Sustainability Bonds, 4.00%, 3/1/43	1,970	1,985,825
Minnesota:
4.00%, 9/1/41	1,690	1,713,542
5.00%, 8/1/40	1,500	1,609,216
5.00%, 8/1/42	1,410	1,543,130
Moorhead, MN:
4.50%, 2/1/43	675	700,144
5.00%, 2/1/31	1,085	1,213,063
Oakdale, MN, 4.00%, 2/1/49	1,820	1,767,290
Pequot Lakes Independent School District No. 186, MN, 5.00%, 2/1/43	1,000	1,079,383
Puerto Rico, 5.625%, 7/1/29	1,500	1,602,480
Ramsey County, MN, 4.00%, 2/1/43	2,525	2,553,702
Rice County, MN, 4.00%, 2/1/52	2,725	2,632,711
Rosemount, MN:
4.00%, 2/1/44	2,385	2,375,344
4.00%, 2/1/48	460	445,282
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	1,500	1,471,112
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,580	2,575,985
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,067,082
0.00%, 2/1/37	1,500	926,377
4.50%, 2/1/44	1,050	1,075,296
5.00%, 2/1/40	635	698,902
5.00%, 2/1/41	800	876,152
5.00%, 2/1/42	320	347,312
5.00%, 2/1/43	440	474,351
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	2,150	2,124,865
St. Cloud, MN, 5.00%, 2/1/36	1,615	1,858,971
St. Francis, MN:
4.00%, 2/1/47	545	526,207
4.125%, 2/1/53	595	567,848
St. Louis County, MN:
4.25%, 12/1/42	1,000	1,026,956
5.00%, 12/1/35	1,815	2,100,432
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	2,620	2,572,833
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	$25	$ 24,819
5.00%, 2/1/41	1,240	1,324,049
Stillwater Independent School District No. 834, 4.00%, 2/1/43	1,365	1,374,279
Washington County, MN, 5.00%, 2/1/42	1,000	1,094,178
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	656,753
		$ 88,153,891
Hospital — 17.5%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$4,095	$ 3,989,485
5.00%, 2/15/48	4,000	4,045,787
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.25%, 6/15/47	1,240	1,295,563
5.25%, 6/15/52	2,000	2,077,037
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,085	3,104,303
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/34	1,400	1,400,857
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,818,146
5.25%, 1/1/47	2,500	2,635,350
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	3,000	2,859,598
4.25%, 11/15/50	2,300	2,247,440
5.00%, 11/15/57	2,500	2,578,953
(LOC: Barclays Bank PLC), 2.90%, 11/15/64(2)	4,500	4,500,000
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	3,500	3,146,168
5.00%, 5/1/42	2,000	2,143,799
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/42	1,500	1,605,114
5.00%, 8/15/43	1,250	1,326,448
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	515,862
		$ 41,289,910
Housing — 4.8%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,620	$ 1,592,601

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 620,934
4.125%, 8/1/44	1,205	1,181,154
4.25%, 8/1/45	500	491,679
4.25%, 8/1/47	500	487,993
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	534,033
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	270,529
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.20%, 7/1/41(1)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 7/1/40	500	511,311
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 7/1/45	3,150	3,205,736
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	895	959,683
		$ 11,355,653
Insured - Electric Utilities — 1.4%
Northern Municipal Power Agency, MN:
(AG), 5.00%, 1/1/28	$475	$ 497,163
(AG), 5.00%, 1/1/29	1,025	1,094,383
(AG), 5.00%, 1/1/31	575	637,205
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,165,485
		$ 3,394,236
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AG), 5.00%, 11/15/44	$2,000	$ 2,000,392
		$ 2,000,392
Lease Revenue/Certificates of Participation — 1.3%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,006,851
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,030	2,045,525
		$ 3,052,376
Other Revenue — 2.2%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 1,022,060
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.861%, (67% of SOFR + 1.00%), 12/1/52(3)	2,000	2,005,122
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	2,032,615
		$ 5,059,797
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.9%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 799,672
5.00%, 9/1/43	1,000	983,114
5.375%, 9/1/45	475	480,687
5.50%, 9/1/55	600	606,313
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,679,933
		$ 4,549,719
Special Tax Revenue — 3.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 203,886
Bloomington, MN, Sales Tax Revenue, 5.00%, 2/1/43	1,320	1,423,574
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,919,109
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	1,840	2,049,019
5.00%, 11/1/42	2,000	2,183,849
		$ 8,779,437
Student Loan — 1.4%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$3,430	$ 3,313,540
		$ 3,313,540
Transportation — 5.1%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/52	$1,920	$ 2,003,289
(AMT), 5.00%, 1/1/49	3,000	3,020,009
(AMT), 5.25%, 1/1/42	3,200	3,447,224
(AMT), 5.25%, 1/1/47	3,500	3,619,423
		$ 12,089,945
Water and Sewer — 1.6%
St. Paul, MN, Water Revenue:
4.00%, 12/1/47	$2,870	$ 2,849,705

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
St. Paul, MN, Water Revenue: (continued)
Green Bonds, 4.50%, 12/1/44	$760	$ 788,910
		$ 3,638,615
Total Tax-Exempt Municipal Obligations (identified cost $231,989,694)		$232,842,949
Total Investments — 98.9% (identified cost $231,989,694)		$232,842,949
Other Assets, Less Liabilities — 1.1%		$ 2,541,685
Net Assets — 100.0%		$235,384,634
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $203,886 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 2.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$232,842,949	$ —	$232,842,949
Total Investments	$ —	$232,842,949	$ —	$232,842,949

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.